Note 1 - Description of Business (Details)	Apr. 13, 2011 shares	Sep. 30, 2015 $ / shares shares	Jun. 09, 2015 shares	Dec. 31, 2014 $ / shares shares [1]	Dec. 31, 2013 $ / shares shares	Sep. 19, 2013 shares	Aug. 11, 2006 $ / shares	Aug. 10, 2006 $ / shares shares
Note 1 - Description of Business (Details) [Line Items]
Number of Shares of Target Company that Each Share of Common Stock Receives in a Merger Transaction								1
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.01
Common Stock, Shares Authorized	500,000,000	1,250,000,000	1,250,000,000	500,000,000	500,000,000	500,000,000
Reverse Stock Split [Member]
Note 1 - Description of Business (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	4

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.